Note 9 - Staff Numbers and Costs - Average Number of Employees (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Average number of employees	93	254	212
Sales and Business Development [Member]
Statement Line Items [Line Items]
Average number of employees	11	13	13
Central Services and Management [Member]
Statement Line Items [Line Items]
Average number of employees	18	29	35
Production [Member]
Statement Line Items [Line Items]
Average number of employees	64	212	164